ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE	12 Months Ended
Dec. 31, 2020
ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE
ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE

7. ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE

On September 26, 2019, the Group entered into an agreement with Kapler Pte. Ltd. to sell three subsidiaries, namely The9 Computer, C9I Shanghai and Shanghai Kaie for total consideration of RMB493.0 million (US$75.6 million). These subsidiaries hold land use rights and office buildings located at Zhangjiang, Shanghai. The sale of three subsidiaries was completed on February 21, 2020 with a gain on disposal amounting to RMB391.8 million (US$60.0 million).

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	US$
			(Note 3)
Assets classified as held-for-sale
Cash and cash equivalents	43,027,475	—	—
Prepayments and other current assets	5,162,857	—	—
Property, equipment and software, net	14,051,044	—	—
Land use rights, net	61,148,974	—	—
Total assets classified as held-for-sale	123,390,350	—	—

Liabilities directly associated with assets held-for-sale
Accounts payable	50,000	—	—
Other taxes payable	1,585,095	—	—
Other payables and accruals	46,800	—	—
Interest payable	11,384,841	—	—
Long-term borrowing due within one year	31,624,560	—	—
Total liabilities directly associated with assets held-for-sale	44,691,296	—	—